Production costs by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Expense By Nature [Line Items]
Raw materials and consumables	$ 184,746	$ 148,516
Contractors	63,328	81,005
Salaries and employee benefits	74,010	67,327
Electricity	18,652	19,628
Equipment rental	6,987	920
Other	21,767	19,844
Silver credits	(7,850)	(11,997)
Change in inventories	(26,140)	(18,569)
Capitalized to mining interests	(33,106)	(31,274)
Total Production Expense	302,394	275,400
General And Administrative Costs
Disclosure Of Expense By Nature [Line Items]
Salaries and employee benefits	$ 21,900	$ 22,400